PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant Equipment to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	$ 2,073
Balance on end of year	2,499	$ 2,073
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	19,629	21,113
Additions	1,185	822
Deductions	0	(2,306)
Balance on end of year	20,814	19,629
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	4,256	4,150
Additions	399	314
Deductions	0	(208)
Balance on end of year	4,655	4,256
Cost [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	1,608	3,009
Additions	432	211
Deductions	0	(1,612)
Balance on end of year	2,040	1,608
Cost [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	253	264
Additions	0	0
Deductions	0	(11)
Balance on end of year	253	253
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	13,512	13,690
Additions	354	297
Deductions	0	(475)
Balance on end of year	13,866	13,512
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	17,556	19,041
Additions	759	696
Deductions	0	(2,181)
Balance on end of year	18,315	17,556
Depreciated cost on end of year	2,499	2,073
Accumulated depreciation [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	3,672	3,457
Additions	326	311
Deductions	0	(96)
Balance on end of year	3,998	3,672
Depreciated cost on end of year	657	584
Accumulated depreciation [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	1,347	2,830
Additions	206	129
Deductions	0	(1,612)
Balance on end of year	1,553	1,347
Depreciated cost on end of year	487	261
Accumulated depreciation [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	176	173
Additions	13	14
Deductions	0	(11)
Balance on end of year	189	176
Depreciated cost on end of year	64	77
Accumulated depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	12,361	12,581
Additions	214	242
Deductions	0	(462)
Balance on end of year	12,575	12,361
Depreciated cost on end of year	$ 1,291	$ 1,151